SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Disaggregation of revenue (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Net revenue
Net revenue	¥ 4,895,633	$ 689,535	¥ 3,434,620	¥ 4,477,929
Consumption & lifestyle business and other
Net revenue
Net revenue	¥ 1,416,692		¥ 743,091	537,936
Percentage of revenue on total e-commerce revenue	99.70%	99.70%	99.10%
Insurance brokerage services
Net revenue
Net revenue	¥ 963,822		¥ 731,797	¥ 755,691
Percentage of renewal commission revenue on segment revenue	6.00%	6.00%	9.70%	9.20%
Life and health insurance business
Net revenue
Net revenue	¥ 551,809		¥ 420,273	¥ 515,436
Property and casualty insurance business
Net revenue
Net revenue	¥ 412,013		¥ 311,524	¥ 240,255